Loan Portfolio - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2014
Loans [Line Items]
Troubled debt restructurings in nonaccrual loans	$ 4.2	$ 5.1		$ 4.0
Interest income that would have increased	$ 413.0	$ 335.0	$ 1.3